Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables, net of ECL of $2.2 (2018 - $1.5)	$ 787.3	$ 774.5
Holdbacks, current	20.6	18.7
Lease inducements receivable		44.0
Other	9.8	40.9
Trade and other receivables	$ 817.7	$ 878.1